CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022		Dec. 31, 2021		Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit for the period	£ 2,826		£ 2,020		£ 3,865
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(382)		1,116		604
Tax	175		(335)		(323)
Remeasurements after tax	(207)		781		281
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	33		21		40
Tax	(1)		(5)		1
Fair value, net of tax	32		16		41
Gains and losses attributable to own credit risk:
Gains (losses) before tax	421		(38)		(48)
Tax	(127)		12		22
Gains and (losses) net of tax	294		(26)		(26)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(27)		97		36
Income statement transfers in respect of disposals	(45)		17		(15)
Income statement transfers in respect of impairment	0		0		(2)
Tax	25		(32)		7
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(47)		82		26
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(3,553)		(1,126)		(1,153)
Net income statement transfers	(186)		(325)		(296)
Tax	1,011		442		372
Cash flow hedging reserve	(2,728)		(1,009)		(1,077)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	60		(16)		(23)
Transfers to income statement (tax: £nil)	0		0		0
Foreign currency translation reserve	60		(16)		(23)
Other comprehensive income for the period, net of tax	(2,596)		(172)		(778)
Total comprehensive income for the period	230	[1]	1,848	[2]	3,087	[3]
Total comprehensive income attributable to ordinary shareholders	(27)		1,572		2,833
Total comprehensive income attributable to other equity holders	214		216		213
Total comprehensive income attributable to equity holders	187		1,788		3,046
Total comprehensive income attributable to non-controlling interests	£ 43		£ 60		£ 41

[1]	Total comprehensive income attributable to owners of the parent was £187 million.
[2]	Total comprehensive income attributable to owners of the parent was £1,788 million.
[3]	Total comprehensive income attributable to owners of the parent was £3,046 million